Basis of presentation (Details)	12 Months Ended
Mar. 31, 2024
Psyence Australia Pty Ltd.
Investment in subsidiaries
% ownership	100.00%
Pysence Biomed II Corp.
Investment in subsidiaries
% ownership	100.00%
Newcourt Acquistion Corp.
Investment in subsidiaries
% ownership	100.00%